American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Diversified International ETF (QINT)
November 30, 2022

American Century Quality Diversified International ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.6%
Australia — 3.7%
Aristocrat Leisure Ltd.	38,969	936,441
BHP Group Ltd.	16,757	520,394
BlueScope Steel Ltd.	40,883	492,760
Brambles Ltd.	27,145	224,539
Computershare Ltd.	16,110	305,392
CSL Ltd.	1,443	296,477
Fortescue Metals Group Ltd.	18,244	242,822
IDP Education Ltd.	13,015	267,958
IGO Ltd.	29,239	312,264
Incitec Pivot Ltd.	86,776	237,628
James Hardie Industries PLC	19,424	389,936
Lynas Rare Earths Ltd.(1)	41,221	244,524
Origin Energy Ltd.	54,568	293,497
Pilbara Minerals Ltd.(1)	93,196	302,333
Qantas Airways Ltd.(1)	63,169	271,288
REA Group Ltd.(2)	5,553	473,131
Sonic Healthcare Ltd.	32,173	710,672
South32 Ltd.	163,076	452,948
Treasury Wine Estates Ltd.	35,084	331,324
WiseTech Global Ltd.	9,524	380,824
Woodside Energy Group Ltd.	9,931	250,803
		7,937,955
Austria — 0.9%
ANDRITZ AG	5,850	320,153
Erste Group Bank AG	10,273	321,662
OMV AG	7,166	380,311
Raiffeisen Bank International AG(1)	37,376	588,163
Verbund AG	2,868	259,622
		1,869,911
Belgium — 0.9%
Ageas SA/NV	29,662	1,201,069
D'ieteren Group	1,689	321,673
Proximus SADP(2)	18,215	190,544
Solvay SA	2,863	283,995
		1,997,281
Canada — 9.6%
Alimentation Couche-Tard, Inc.	5,467	249,056
AltaGas Ltd.	10,765	180,624
ARC Resources Ltd.(2)	20,924	310,792
Canadian National Railway Co.	1,976	253,678
Canadian Natural Resources Ltd.	16,821	1,004,271
Capital Power Corp.	12,040	413,879
CGI, Inc.(1)	2,931	255,895
Colliers International Group, Inc.	2,053	194,358
Constellation Software, Inc.	1,371	2,210,193
Crescent Point Energy Corp.(2)	30,549	237,324
Descartes Systems Group, Inc.(1)	6,698	465,023
Dollarama, Inc.	15,529	950,454

Element Fleet Management Corp.	39,806	564,028
Empire Co. Ltd., Class A	8,149	221,907
Fairfax Financial Holdings Ltd.	1,991	1,142,337
George Weston Ltd.	2,030	254,212
IGM Financial, Inc.	8,529	247,472
Imperial Oil Ltd.(2)	12,144	690,912
Intact Financial Corp.	6,679	999,305
Keyera Corp.	9,619	224,108
Loblaw Cos. Ltd.	4,461	402,606
Manulife Financial Corp.(2)	118,273	2,130,435
Northland Power, Inc.	6,864	194,416
Nutrien Ltd.	2,615	210,246
Open Text Corp.	45,881	1,347,284
Pembina Pipeline Corp.(2)	6,652	242,857
Quebecor, Inc., Class B(2)	13,088	282,066
Restaurant Brands International, Inc.(2)	3,931	261,054
Ritchie Bros Auctioneers, Inc.	7,627	418,341
Shaw Communications, Inc., B Shares(2)	9,557	260,817
Stantec, Inc.	6,839	338,353
Suncor Energy, Inc.	33,813	1,111,808
Teck Resources Ltd., Class B	7,004	259,778
TFI International, Inc.(2)	5,189	563,204
Toromont Industries Ltd.	3,860	293,786
Tourmaline Oil Corp.	9,177	558,541
West Fraser Timber Co. Ltd.	6,590	515,481
Whitecap Resources, Inc.(2)	31,859	254,133
		20,715,034
China — 2.9%
ANTA Sports Products Ltd.	96,000	1,140,983
Bosideng International Holdings Ltd.	688,000	342,806
BYD Co. Ltd., H Shares	24,500	623,765
COSCO SHIPPING Holdings Co. Ltd., Class H(2)	515,500	563,800
JD Health International, Inc.(1)(2)	46,900	421,378
Li Ning Co. Ltd.	84,000	675,066
Nongfu Spring Co. Ltd., H Shares(2)	130,000	758,743
Pinduoduo, Inc., ADR(1)	10,889	893,333
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares(2)	81,000	382,354
Sunny Optical Technology Group Co. Ltd.	2,400	28,572
Yadea Group Holdings Ltd.	198,000	375,644
		6,206,444
Denmark — 2.9%
AP Moller - Maersk A/S, B Shares	719	1,558,760
Danske Bank A/S	17,317	311,846
Genmab A/S(1)	3,039	1,408,257
Novo Nordisk A/S, B Shares	22,262	2,792,502
Pandora A/S	3,840	292,342
		6,363,707
Finland — 1.0%
Fortum Oyj	90,634	1,444,337
Sampo Oyj, A Shares	12,088	612,174
		2,056,511
France — 11.1%
BNP Paribas SA	27,354	1,537,076
Capgemini SE	2,685	485,441
Carrefour SA	14,193	242,962

Cie de Saint-Gobain	5,724	263,943
Danone SA	4,398	231,147
Dassault Systemes SE	6,092	227,154
Eiffage SA	9,307	916,403
Engie SA	97,652	1,484,485
Getlink SE	12,441	205,592
Hermes International	1,599	2,598,819
Ipsen SA	6,988	781,155
Kering SA	2,306	1,385,530
La Francaise des Jeux SAEM	11,200	449,077
L'Oreal SA	5,838	2,192,496
LVMH Moet Hennessy Louis Vuitton SE	1,265	981,676
Pernod Ricard SA	5,017	995,301
Publicis Groupe SA	11,674	768,341
Rexel SA(1)	14,994	275,535
Sanofi	30,294	2,736,435
Sartorius Stedim Biotech	1,630	556,324
Societe Generale SA	40,695	1,024,254
Sodexo SA(2)	12,586	1,205,406
STMicroelectronics NV(2)	28,427	1,098,927
TotalEnergies SE(2)	12,627	789,189
Vinci SA	2,534	255,847
Vivendi SE	25,510	229,601
		23,918,116
Germany — 6.8%
adidas AG	1,576	203,159
BASF SE	5,489	279,475
Bayer AG	25,034	1,452,896
BioNTech SE, ADR	5,383	899,069
Carl Zeiss Meditec AG, Bearer Shares	1,882	256,582
CTS Eventim AG & Co. KGaA(1)	4,660	291,930
Deutsche Bank AG	27,750	294,936
Deutsche Post AG	20,571	821,775
Deutsche Telekom AG	14,203	288,928
Evonik Industries AG	12,420	244,823
Fresenius Medical Care AG & Co. KGaA	36,673	1,147,011
GEA Group AG	6,738	275,525
Hannover Rueck SE	1,742	330,683
HeidelbergCement AG	5,121	280,778
Henkel AG & Co. KGaA	31,356	2,086,093
Infineon Technologies AG	55,998	1,880,998
Mercedes-Benz Group AG	4,115	279,586
Merck KGaA	1,377	252,287
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,081	1,920,722
Nemetschek SE	3,969	198,361
SAP SE	2,719	301,691
Scout24 SE	4,139	227,182
Siemens AG	2,283	316,617
Telefonica Deutschland Holding AG	89,351	213,705
		14,744,812
Hong Kong — 0.2%
SITC International Holdings Co. Ltd.	151,000	334,972
Israel — 1.1%
Azrieli Group Ltd.	2,851	204,537
Bank Hapoalim BM	22,809	221,764

ICL Group Ltd.	50,772	425,955
Mizrahi Tefahot Bank Ltd.	22,785	846,579
Teva Pharmaceutical Industries Ltd.(1)	26,116	229,676
Tower Semiconductor Ltd.(1)	5,172	230,516
ZIM Integrated Shipping Services Ltd.(2)	6,570	138,101
		2,297,128
Italy — 3.7%
Assicurazioni Generali SpA	15,776	279,857
CNH Industrial NV	40,387	650,911
Davide Campari-Milano NV	34,176	360,191
Eni SpA	78,513	1,170,629
Ferrari NV	9,698	2,164,612
Italgas SpA	44,979	264,704
Leonardo SpA	28,283	226,922
Moncler SpA	5,341	278,394
Prysmian SpA	7,637	269,134
Stellantis NV	54,781	864,196
UniCredit SpA	106,526	1,454,923
		7,984,473
Japan — 18.8%
AGC, Inc.(2)	14,100	476,172
Aisin Corp.	8,200	225,989
Ajinomoto Co., Inc.	13,800	436,947
Asahi Intecc Co. Ltd.	13,100	234,501
Astellas Pharma, Inc.	16,900	262,113
Bandai Namco Holdings, Inc.	3,100	205,407
BayCurrent Consulting, Inc.	8,600	285,820
Brother Industries Ltd.	12,100	196,518
Canon, Inc.(2)	12,500	292,184
Capcom Co. Ltd.	8,500	259,008
Chugai Pharmaceutical Co. Ltd.(2)	9,300	247,664
Dai Nippon Printing Co. Ltd.	11,900	246,468
Daifuku Co. Ltd.	3,900	203,035
Daiwa Securities Group, Inc.	181,400	804,873
Dentsu Group, Inc.(2)	8,000	259,061
Fast Retailing Co. Ltd.	500	297,319
Fujitsu Ltd.	1,900	257,819
GMO Payment Gateway, Inc.	3,100	280,672
Hamamatsu Photonics KK	5,400	285,144
Hirose Electric Co. Ltd.	1,800	240,908
Hitachi Ltd.	4,600	246,005
Honda Motor Co. Ltd.	17,400	424,066
Hoya Corp.	6,500	672,621
IHI Corp.	8,500	234,570
INPEX Corp.	65,600	722,887
Isuzu Motors Ltd.	40,600	531,984
ITOCHU Corp.	17,900	562,187
Itochu Techno-Solutions Corp.	9,000	221,562
Japan Tobacco, Inc.(2)	117,000	2,393,748
Kajima Corp.	22,100	250,069
Kao Corp.	5,300	212,119
Kawasaki Kisen Kaisha Ltd.(2)	11,000	210,706
Keyence Corp.	5,800	2,454,165
Kirin Holdings Co. Ltd.	14,100	222,577
Koei Tecmo Holdings Co. Ltd.	14,600	254,743

Komatsu Ltd.	23,200	538,994
Konami Group Corp.	9,900	466,184
Kose Corp.	2,400	256,318
Kyowa Kirin Co. Ltd.	43,500	1,010,559
Marubeni Corp.	123,200	1,393,684
MEIJI Holdings Co. Ltd.	5,400	259,200
MISUMI Group, Inc.	11,400	283,375
Mitsubishi Corp.	21,500	724,102
Mitsubishi Electric Corp.	22,900	229,499
Mitsubishi Heavy Industries Ltd.	5,900	234,837
Mitsui & Co. Ltd.	24,700	716,886
Mitsui OSK Lines Ltd.(2)	9,100	225,392
MonotaRO Co. Ltd.	14,500	250,854
MS&AD Insurance Group Holdings, Inc.	7,700	228,546
Nexon Co. Ltd.	11,800	250,068
NGK Insulators Ltd.	18,200	241,564
NGK Spark Plug Co. Ltd.	11,500	225,325
Nintendo Co. Ltd.	11,500	493,086
Nippon Steel Corp.	15,500	248,330
Nippon Telegraph & Telephone Corp.	8,500	235,696
Nippon Yusen KK(2)	19,000	422,929
NTT Data Corp.	16,400	253,716
Obayashi Corp.	38,300	286,333
Obic Co. Ltd.	1,700	272,080
Olympus Corp.	50,600	1,045,335
Ono Pharmaceutical Co. Ltd.	81,200	2,081,006
ORIX Corp.	14,100	228,450
Osaka Gas Co. Ltd.	13,800	213,300
Otsuka Corp.(2)	8,400	282,727
Otsuka Holdings Co. Ltd.	8,200	281,009
Panasonic Holdings Corp.	28,600	267,057
Persol Holdings Co. Ltd.	12,700	295,214
Recruit Holdings Co. Ltd.	36,500	1,180,966
Renesas Electronics Corp.(1)	63,600	623,770
Ricoh Co. Ltd.	33,900	269,283
Rohm Co. Ltd.	3,200	256,868
SCSK Corp.	18,300	296,372
Secom Co. Ltd.	3,600	222,570
Seiko Epson Corp.	43,200	679,810
Sekisui Chemical Co. Ltd.	18,800	265,894
Sekisui House Ltd.	13,600	254,642
Seven & i Holdings Co. Ltd.	12,000	488,269
SG Holdings Co. Ltd.	28,200	439,702
Shimadzu Corp.	7,900	242,803
Shimano, Inc.	1,300	224,557
Shin-Etsu Chemical Co. Ltd.	2,000	258,810
SMC Corp.	500	228,155
Sojitz Corp.	13,800	245,928
Square Enix Holdings Co. Ltd.	5,600	252,865
Subaru Corp.	12,800	219,237
SUMCO Corp.(2)	34,800	520,661
Sumitomo Chemical Co. Ltd.	59,000	215,104
Sumitomo Corp.	21,500	352,477
Suntory Beverage & Food Ltd.	6,300	214,690
Taisei Corp.	9,300	282,712

TIS, Inc.	8,100	231,708
Tokyo Gas Co. Ltd.	12,400	228,098
Toppan, Inc.	14,800	230,527
Tosoh Corp.	17,900	212,527
Toyo Suisan Kaisha Ltd.	5,700	239,625
Trend Micro, Inc.(2)	3,700	185,666
USS Co. Ltd.	16,700	280,672
Yamaha Motor Co. Ltd.(2)	11,200	280,557
Yamato Holdings Co. Ltd.	14,800	248,504
ZOZO, Inc.	11,300	285,287
		40,712,602
Luxembourg — 0.2%
Tenaris SA	31,119	540,204
Netherlands — 4.0%
ABN AMRO Bank NV, CVA	24,123	311,088
ASM International NV	2,008	556,800
ASML Holding NV	481	293,660
ASR Nederland NV	5,678	259,875
Coca-Cola Europacific Partners PLC	5,476	290,721
EXOR NV(1)	6,557	514,724
Heineken Holding NV	6,564	496,948
Heineken NV	5,764	533,826
IMCD NV	1,708	252,620
JDE Peet's NV	7,610	235,736
Koninklijke Ahold Delhaize NV	72,266	2,105,983
NN Group NV	5,637	240,905
OCI NV	12,980	549,495
Randstad NV(2)	19,976	1,157,078
Universal Music Group NV	19,193	456,424
Wolters Kluwer NV	2,590	285,445
		8,541,328
Norway — 1.7%
Aker BP ASA	20,996	730,456
Equinor ASA	38,683	1,489,713
Kongsberg Gruppen ASA	6,786	281,434
Norsk Hydro ASA	33,681	253,622
Telenor ASA	20,912	202,898
Yara International ASA	15,292	706,222
		3,664,345
Portugal — 0.7%
Jeronimo Martins SGPS SA	70,229	1,566,916
Singapore — 1.3%
Capitaland Investment Ltd.	89,400	242,795
DBS Group Holdings Ltd.	11,400	297,298
Genting Singapore Ltd.	421,000	274,775
Jardine Cycle & Carriage Ltd.(2)	33,700	751,638
Singapore Exchange Ltd.	153,000	1,024,090
United Overseas Bank Ltd.	12,100	278,995
		2,869,591
South Korea — 1.0%
Kia Corp.	5,188	273,220
Krafton, Inc.(1)	979	172,311
NCSoft Corp.	1,728	625,979
SK Bioscience Co. Ltd.(1)	4,157	265,892
SK Hynix, Inc.	12,569	829,554
		2,166,956

Spain — 2.5%
Banco Bilbao Vizcaya Argentaria SA	194,153	1,144,152
Bankinter SA	45,805	301,263
Enagas SA(2)	12,698	229,359
Industria de Diseno Textil SA	10,848	283,174
Mapfre SA(2)	564,416	1,073,332
Repsol SA	66,753	1,030,688
Telefonica SA	330,967	1,235,393
		5,297,361
Sweden — 2.7%
Assa Abloy AB, Class B	11,473	263,069
Epiroc AB, A Shares	15,193	292,556
EQT AB	22,985	527,575
Evolution AB	5,743	591,552
Getinge AB, B Shares	12,396	289,723
H & M Hennes & Mauritz AB, B Shares(2)	22,116	247,973
Indutrade AB	12,544	270,198
Lifco AB, B Shares	14,937	258,740
Nibe Industrier AB, B Shares	59,535	562,068
SSAB AB, B Shares	49,127	277,741
Swedbank AB, A Shares	26,341	428,656
Swedish Orphan Biovitrum AB(1)	11,738	253,942
Telefonaktiebolaget LM Ericsson, B Shares	202,264	1,276,621
Volvo AB, B Shares	15,364	282,262
		5,822,676
Switzerland — 3.7%
Alcon, Inc.	3,559	245,427
Belimo Holding AG	616	284,888
Cie Financiere Richemont SA, Class A	2,416	320,284
DKSH Holding AG	3,121	235,326
Holcim AG(1)	5,215	272,431
Kuehne + Nagel International AG	1,003	243,668
Novartis AG	32,788	2,916,641
Partners Group Holding AG	242	241,122
Roche Holding AG	2,563	837,137
SIG Group AG(1)	10,001	220,482
Sika AG	2,282	583,189
Sonova Holding AG	1,097	284,846
Straumann Holding AG	4,933	575,738
Swiss Prime Site AG	2,692	224,581
VAT Group AG	2,127	596,144
		8,081,904
Taiwan — 1.6%
Accton Technology Corp.	8,000	71,186
Evergreen Marine Corp. Taiwan Ltd.	51,600	277,028
MediaTek, Inc.	39,000	942,388
momo.com, Inc.	10,800	213,066
Nan Ya Printed Circuit Board Corp.	33,000	295,502
Realtek Semiconductor Corp.	7,000	72,772
Silergy Corp.	17,000	255,050
Taiwan Semiconductor Manufacturing Co. Ltd.	40,000	642,394
Unimicron Technology Corp.	76,000	391,244
Voltronic Power Technology Corp.	7,000	397,280
		3,557,910

United Kingdom — 15.2%
3i Group PLC	16,955	278,578
Airtel Africa PLC	153,266	229,236
Anglo American PLC	15,504	644,581
Ashtead Group PLC	19,497	1,189,992
Associated British Foods PLC	13,136	251,932
Aviva PLC	47,845	258,328
B&M European Value Retail SA	54,156	268,292
BAE Systems PLC	25,808	255,596
BP PLC	287,364	1,716,062
British American Tobacco PLC	26,484	1,085,897
Coca-Cola HBC AG(1)	12,316	301,260
Compass Group PLC	11,462	261,310
DCC PLC	4,035	214,873
Diageo PLC	56,313	2,600,648
DS Smith PLC	74,832	275,449
Evraz PLC(3)	199,959	24
Frasers Group PLC(1)	26,149	286,460
Glencore PLC	321,590	2,194,568
GSK PLC	119,748	2,036,202
HSBC Holdings PLC	429,783	2,633,169
Imperial Brands PLC	70,908	1,823,829
InterContinental Hotels Group PLC	5,068	294,974
JD Sports Fashion PLC	179,524	276,704
Kingfisher PLC	86,309	252,402
Legal & General Group PLC	79,335	243,368
Lloyds Banking Group PLC	456,531	260,502
M&G PLC	102,338	239,131
NatWest Group PLC	81,284	258,508
Pearson PLC	23,218	280,185
Persimmon PLC	13,571	210,199
RELX PLC	8,964	251,359
Rentokil Initial PLC	38,919	256,389
Rightmove PLC	33,371	226,448
Rio Tinto PLC	31,836	2,143,158
RS GROUP PLC	18,671	207,650
Shell PLC	118,638	3,467,579
Smith & Nephew PLC	19,726	260,012
Spirax-Sarco Engineering PLC	1,924	262,763
Standard Chartered PLC	150,796	1,123,285
Taylor Wimpey PLC	184,973	233,145
Tesco PLC	83,105	228,975
Unilever PLC	5,627	281,356
Vodafone Group PLC	1,455,203	1,611,872
Wise PLC, Class A(1)	41,653	329,159
WPP PLC	86,467	908,741
		32,914,150
United States — 0.4%
Flex Ltd.(1)	13,314	292,642
NXP Semiconductors NV	1,710	300,686
Waste Connections, Inc.	1,723	248,974
		842,302
TOTAL COMMON STOCKS (Cost $201,183,101)		213,004,589

SHORT-TERM INVESTMENTS — 4.1%
Money Market Funds — 4.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,943,459	1,943,459
State Street Navigator Securities Lending Government Money Market Portfolio(4)	6,931,276	6,931,276
TOTAL SHORT-TERM INVESTMENTS (Cost $8,874,735)		8,874,735
TOTAL INVESTMENT SECURITIES—102.7% (Cost $210,057,836)		221,879,324
OTHER ASSETS AND LIABILITIES — (2.7)%		(5,858,990)
TOTAL NET ASSETS — 100.0%		$216,020,334

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	14.5%
Financials	13.7%
Health Care	12.7%
Consumer Discretionary	11.8%
Information Technology	11.6%
Consumer Staples	11.5%
Energy	8.1%
Materials	6.7%
Communication Services	5.2%
Utilities	2.4%
Real Estate	0.4%
Short-Term Investments	4.1%
Other Assets and Liabilities	(2.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,701,484. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $11,256,970, which includes securities collateral of $4,325,694.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,376,765	$208,627,824	—
Short-Term Investments	8,874,735	—	—
	$13,251,500	$208,627,824	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.